COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2023
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount	$ 3,217,000	$ 535,000		$ 4,944,000	$ 2,451,000	$ 3,708,000	$ 3,226,000
Interest rate						100.00%
Support grants terms						12 months
Total royalty payment amount						$ 5,800,000
Research and Development Arrangement [Member]
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount						5,800,000
Support Grants [Member]
Commitments and Contingent Liabilities [Line Items]
Total royalty payment amount						$ 6,400,000
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest						3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest						5.00%
MORINGA ACQUISITION CORP [Member]
Commitments and Contingent Liabilities [Line Items]
Additional fee payable percentage			3.50%
Additional fee payable			$ 4,025,000
Market value of securities								$ 35,000,000
Public Offering [Member] | MORINGA ACQUISITION CORP [Member]
Commitments and Contingent Liabilities [Line Items]
Additional fee payable percentage						3.50%
Additional fee payable						$ 4,025,000